POWERSHARES EXCHANGE-TRADED FUND TRUST

Supplement Dated November 29, 2006 to the Prospectus
dated August 30, 2006 of each Fund listed below:

PowerShares Aerospace & Defense Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Building & Construction Portfolio

PowerShares Dynamic Energy Exploration & Production Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Hardware & Consumer Electronics Portfolio

PowerShares Dynamic Insurance Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Oil & Gas Services Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Software Portfolio

PowerShares Dynamic Telecommunications & Wireless Portfolio

PowerShares Dynamic Utilities Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares Water Resources Portfolio

PowerShares WilderHill Clean Energy Portfolio

(each, a "Fund")

The penultimate sentence in the first paragraph of the section titled "PowerShares Aerospace & Defense Portfolio—Investment Objective, Strategies and Risks—Principal Investment Strategies" is hereby removed and replaced with the following:

As of June 30, 2006, the SPADETM Defense Index included companies with a market capitalization range of between approximately $150 million and $64 billion.

The penultimate sentence in the first paragraph of the section titled "PowerShares Dynamic Biotechnology & Genome Portfolio—Investment Objective, Strategies and Risks—Principal Investment Strategies" is hereby removed and replaced with the following:

As of June 30, 2006, the Biotechnology & Genome Intellidex included companies with a market capitalization range of between approximately $400 million and $86 billion.

The penultimate sentence in the first paragraph of the section titled "PowerShares Dynamic Building & Construction Portfolio—Investment Objective, Strategies and Risks—Principal Investment Strategies" is hereby removed and replaced with the following:

As of June 30, 2006, the Dynamic Building & Construction Intellidex included companies with a market capitalization range of between approximately $800 million and $76 billion.

The penultimate sentence in the first paragraph of the section titled "PowerShares Dynamic Energy Exploration & Production Portfolio—Investment Objective, Strategies and Risks—Principal Investment Strategies" is hereby removed and replaced with the following:

As of June 30, 2006, the Energy Exploration & Production Intellidex included companies with a market capitalization range of between approximately $600 million and $360 billion.

The penultimate sentence in the first paragraph of the section titled "PowerShares Dynamic Food & Beverage Portfolio—Investment Objective, Strategies and Risks—Principal Investment Strategies" is hereby removed and replaced with the following:

As of June 30, 2006, the Food & Beverage Intellidex included companies with a market capitalization range of between approximately $600 million and $100 billion.

The penultimate sentence in the first paragraph of the section titled "PowerShares Dynamic Hardware & Consumer Electronics Portfolio—Investment Objective, Strategies and Risks—Principal Investment Strategies" is hereby removed and replaced with the following:

As of June 30, 2006, the Hardware & Consumer Electronics Intellidex included companies with a market capitalization range of between approximately $600 million and $88 billion.

The penultimate sentence in the first paragraph of the section titled "PowerShares Dynamic Insurance Portfolio—Investment Objective, Strategies and Risks—Principal Investment Strategies" is hereby removed and replaced with the following:

As of June 30, 2006, the Insurance Intellidex included companies with a market capitalization range of between approximately $760 million and $37 billion.

The penultimate sentence in the first paragraph of the section titled "PowerShares Dynamic Leisure and Entertainment Portfolio—Investment Objective, Strategies and Risks—Principal Investment Strategies" is hereby removed and replaced with the following:

As of June 30, 2006, the Leisure and Entertainment Intellidex included companies with a market capitalization range of between approximately $500 million and $41 billion.

The penultimate sentence in the first paragraph of the section titled "PowerShares Dynamic Media Portfolio—Investment Objective, Strategies and Risks—Principal Investment Strategies" is hereby removed and replaced with the following:

As of June 30, 2006, the Media Intellidex included companies with a market capitalization range of between approximately $650 million and $70 billion.

The penultimate sentence in the first paragraph of the section titled "PowerShares Dynamic Networking Portfolio—Investment Objective, Strategies and Risks—Principal Investment Strategies" is hereby removed and replaced with the following:

As of June 30, 2006, the Networking Intellidex included companies with a market capitalization range of between approximately $500 million and $120 billion.

The penultimate sentence in the first paragraph of the section titled "PowerShares Dynamic Oil & Gas Services Portfolio—Investment Objective, Strategies and Risks—Principal Investment Strategies" is hereby removed and replaced with the following:

As of June 30, 2006, the Oil Services Intellidex included companies with a market capitalization range of between approximately $750 million and $77 billion.

The penultimate sentence in the first paragraph of the section titled "PowerShares Dynamic Pharmaceuticals Portfolio—Investment Objective, Strategies and Risks—Principal Investment Strategies" is hereby removed and replaced with the following:

As of June 30, 2006, the Pharmaceuticals Intellidex included companies with a market capitalization range of between approximately $550 million and $175 billion.

The penultimate sentence in the first paragraph of the section titled "PowerShares Dynamic Retail Portfolio—Investment Objective, Strategies and Risks—Principal Investment Strategies" is hereby removed and replaced with the following:

As of June 30, 2006, the Retail Intellidex included companies with a market capitalization range of between approximately $600 million and $47 billion.

The penultimate sentence in the first paragraph of the section titled "PowerShares Dynamic Semiconductors Portfolio—Investment Objective, Strategies and Risks—Principal Investment Strategies" is hereby removed and replaced with the following:

As of June 30, 2006, the Semiconductors Intellidex included companies with a market capitalization range of between approximately $450 million and $66 billion.

The penultimate sentence in the first paragraph of the section titled "PowerShares Dynamic Software Portfolio—Investment Objective, Strategies and Risks—Principal Investment Strategies" is hereby removed and replaced with the following:

As of June 30, 2006, the Software Intellidex included companies with a market capitalization range of between approximately $500 million and $234 billion.

The penultimate sentence in the first paragraph of the section titled "PowerShares Dynamic Telecommunications & Wireless Portfolio—Investment Objective, Strategies and Risks—Principal Investment Strategies" is hereby removed and replaced with the following:

As of June 30, 2006, the Dynamic Telecommunications & WirelessSM Index included companies with a market capitalization range of between approximately $700 million and $27 billion.

The penultimate sentence in the first paragraph of the section titled "PowerShares Dynamic Utilities Portfolio—Investment Objective, Strategies and Risks—Principal Investment Strategies" is hereby removed and replaced with the following:

As of June 30, 2006, the Utilities Intellidex included companies with a market capitalization range of between approximately $700 million and $27 billion.

The penultimate sentence in the first paragraph of the section titled "PowerShares Lux Nanotech Portfolio—Investment Objective, Strategies and Risks—Principal Investment Strategies" is hereby removed and replaced with the following:

As of June 30, 2006, the Lux Nanotech Index included companies with a market capitalization range of between approximately $45 million and $340 billion.

The penultimate sentence in the first paragraph of the section titled "PowerShares WilderHill Clean Energy Portfolio—Investment Objective, Strategies and Risks—Principal Investment Strategies" is hereby removed and replaced with the following:

As of June 30, 2006, the Clean Energy Index included companies with a market capitalization range of between approximately $70 million and $25 billion.

Please Retain This Supplement For Future Reference.